Goodwill - Changes in carrying amounts of goodwill (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 10,942	$ 10,906
Acquisitions, disposition and other	451	58
Reclassified to assets held for sale		(22)
Impairment loss recognised in profit or loss, goodwill	(1,132)
Goodwill, end of period	10,261	10,942
Bell CTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	8,099	7,960
Acquisitions, disposition and other	167	139
Reclassified to assets held for sale		0
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, end of period	8,266	8,099
Bell Media
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	2,843	2,946
Acquisitions, disposition and other	284	(81)
Reclassified to assets held for sale		(22)
Impairment loss recognised in profit or loss, goodwill	(1,132)
Goodwill, end of period	$ 1,995	$ 2,843